Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Disclosure of composition of cash and cash equivalents	Cash and cash equivalents break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024	AS OF DECEMBER 31, 2025
CASH AND CASH EQUIVALENTS
Cash equivalents	18,105	87,265	478,541
Cash	233,837	56,956	38,144
Cash and cash equivalents	251,942	144,221	516,685